CAPITAL INJECTION FROM QINGLING	12 Months Ended
Dec. 31, 2011
CAPITAL INJECTION FROM QINGLING
CAPITAL INJECTION FROM QINGLING

11          CAPITAL INJECTION FROM QINGLING

In January 2009, the Company issued common shares to Qingling in exchange for capital injection of RMB204 million. The agreements between Qingling and the existing shareholders, including Mr. Chen and Mr. Tao, grant Qingling the following rights:

a) Voting rights

Qingling has voting rights in regard to the operation of the Group. Without the permission from Qingling, the other shareholders do not have the rights to unilaterally make the decisions primarily include:

•                  Change of the articles of association and other key documents of the Group;

•                  Change of the business scope of the Group;

•                  Approval of the budget / capital expenditure plan / compensation plan;

•                  Appointment of the chief executive officer and chief finance officer;

•                  Dividend policy;

•                  Third party borrowings; and

•                  Related party transactions over certain amount.

b) Redemption rights

If the Group does not achieve a qualifying public offering or qualifying sell five years after the capital injection, Qingling could require the existing shareholders to redeem its shares in the Group at RMB 204 million, plus a premium at an annual internal rate of return of 15%.  Such redemption rights still exist after the Group’s initial public offering in November 2010 since such offering does not meet the criterion of a “qualifying public offering”. This agreement was entered into by all shareholders in their capacity as shareholders of the Company and such redemption right is not enforceable to the Group.

c) Shares transfer

Qingling would transfer 1% of its equity shares in the Group that it holds to the existing shareholders, if the net profit of the Group for the year ending December 31, 2011 achieves the high end of a defined performance target (the ‘‘high end’’). An additional 1% or 2% equity shares would be transferred to the existing shareholders if the Group exceeds the high end by 7% or 14%. On the other hand, if the Group fails to meet the low end of the performance target (the ‘‘low end’’) for the year ending December 31, 2011, the existing shareholders would be required to transfer up to 13.71% of their shares in the Group that they hold to Qingling. This agreement was entered into by all shareholders in their capacity as shareholders of the Company and such arrangement is not enforceable to the Group. Qingling and the existing shareholders are still in the process of negotiating the resolution of this arrangement.